JOHN HANCOCK FUNDS II

601 Congress Street

Boston, MA  02210

April 27, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”) File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds listed in Appendix A.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on April 10, 2017 on behalf of these Funds pursuant to Rule 497(e) (Accession No. 0001133228-17-002187), each of which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee

Thomas Dee

Assistant Secretary

Appendix A

Blue Chip Growth Fund

Equity Income Fund

Natural Resources Fund

New Opportunities Fund

Spectrum Income Fund

International Small Company Fund

Small Cap Value Fund

Strategic Income Opportunities Fund

Multi-Index Lifestyle Aggressive Portfolio

Multi-Index Lifestyle Balanced Portfolio

Multi-Index Lifestyle Conservative Portfolio

Multi-Index Lifestyle Growth Portfolio

Multi-Index Lifestyle Moderate Portfolio

Multimanager 2010 Lifetime Portfolio

Multimanager 2015 Lifetime Portfolio

Multimanager 2020 Lifetime Portfolio

Multimanager 2025 Lifetime Portfolio

Multimanager 2030 Lifetime Portfolio

Multimanager 2035 Lifetime Portfolio

Multimanager 2040 Lifetime Portfolio

Multimanager 2045 Lifetime Portfolio

Multimanager 2050 Lifetime Portfolio

Multimanager 2055 Lifetime Portfolio

Multimanager 2060 Lifetime Portfolio

Multimanager Lifestyle Aggressive Portfolio

Multimanager Lifestyle Balanced Portfolio

Multimanager Lifestyle Conservative Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Moderate Portfolio

Emerging Markets Fund

Floating Rate Income Fund

Alternative Asset Allocation Fund

Technical Opportunities Fund

Global Income Fund

Short Duration Credit Opportunities Fund

Emerging Markets Debt Fund

Absolute Return Currency Fund

Fundamental All Cap Core Fund

Fundamental Large Cap Core Fund

Fundamental Large Cap Value Fund

Diversified Strategies Fund

Redwood Fund

Global Absolute Return Strategies Fund

Fundamental Global Franchise Fund

Asia Pacific Total Return Bond Fund

Global Equity Fund

Income Allocation Fund

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document